Description of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation

Description of the Business – MPLX LP is a diversified, growth-oriented master limited partnership formed by Marathon Petroleum Corporation. MPLX LP and its subsidiaries (collectively, the “Partnership”) are engaged in the gathering, processing and transportation of natural gas; the gathering, transportation, fractionation, storage and marketing of NGLs and the gathering, transportation and storage of crude oil and refined petroleum products. The Partnership’s principal executive office is located in Findlay, Ohio.

The Partnership was formed on March 27, 2012 as a Delaware limited partnership and completed its initial public offering (the “Initial Offering”) on October 31, 2012. On December 4, 2015, a wholly-owned subsidiary of the Partnership merged with MarkWest Energy Partners L.P. (the “MarkWest Merger”), which is one of the largest processors of natural gas in the United States and the largest processor and fractionator in the Marcellus and Utica shale plays. This acquisition is discussed further in Note 4. Unless the context otherwise requires, references in this report to “MPLX LP,” the “Partnership,” or like terms refer to MPLX LP and its subsidiaries, including MPLX Operations LLC (“MPLX Operations”), MPLX Terminal and Storage LLC (“MPLX Terminal and Storage”), MarkWest Energy Partners, L.P. (“MarkWest”) and MPLX Pipe Line Holdings LLC (“Pipe Line Holdings”). Pipe Line Holdings owns Marathon Pipe Line LLC (“MPL”) and Ohio River Pipe Line LLC (“ORPL”). References to “MPC” refer collectively to Marathon Petroleum Corporation and its subsidiaries, other than the Partnership. References to “Predecessor” refer collectively to Hardin Street Marine LLC (“HSM”)’s related assets, liabilities and results of the operations.

The Partnership’s business consists of two segments: Logistics and Storage (“L&S”) and Gathering and Processing (“G&P”). See Note 9 for additional information regarding operations.

Basis of Presentation – The Partnership’s consolidated financial statements include all majority-owned and controlled subsidiaries. For non-wholly-owned consolidated subsidiaries, the interests owned by third parties, including MPC, have been recorded as Noncontrolling interest in the accompanying Consolidated Balance Sheets. Intercompany investments, accounts and transactions have been eliminated. The Partnership’s investments in which the Partnership exercises significant influence but does not control and does not have a controlling financial interest, are accounted for using the equity method. The Partnership’s investments in a VIE in which the Partnership exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. The accompanying consolidated financial statements of the Partnership have been prepared in accordance with GAAP. Reclassifications have been made in connection with the MarkWest Merger and HSM acquisition to conform to current classifications.